SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash incentives and Value added taxes ("VAT") (Details) - CNY (¥) ¥ in Thousands		9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 01, 2019	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue recognition
Cash incentives paid to existing investors				¥ 61,700	¥ 59,600	¥ 23,900
Cash incentives paid to new investors				2,700	800	1,200
Cash incentive recognized as reduction of revenue				¥ 8,900	57,600	25,800
Value added tax rate for small scale tax payers (as a percent)				3.00%
Additional deductible value added tax rate (as a percent)	10.00%			10.00%
Value added tax		¥ 611,786		¥ 136,501	¥ 611,786	¥ 490,136
Products
Revenue recognition
Value added tax rate (as a percent)		13.00%	16.00%	13.00%
Services
Revenue recognition
Value added tax rate (as a percent)	6.00%			6.00%